UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Christina T. Simmons, Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:   (800) 201-6984

Date of fiscal year end:  9/30

Date of reporting period:   July 1, 2006 through June 30, 2007

Item 1.  Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03942

Reporting Period: 07/01/2006 - 06/30/2007

Lord Abbett Municipal Income Fund, Inc.

===================== LORD ABBETT CALIFORNIA TAX FREE FUND =====================

Nothing to Report

==================== LORD ABBETT CONNECTICUT TAX FREE FUND =====================

Nothing to Report

======================= LORD ABBETT HAWAII TAX FREE FUND =======================

Nothing to Report

===================== LORD ABBETT MINNESOTA TAX FREE FUND ======================

Nothing to Report

====================== LORD ABBETT MISSOURI TAX FREE FUND ======================

Nothing to Report

====================== LORD ABBETT NATIONAL TAX FREE FUND ======================

Nothing to Report

===================== LORD ABBETT NEW JERSEY TAX FREE FUND =====================

Nothing to Report

====================== LORD ABBETT NEW YORK TAX FREE FUND ======================

Nothing to Report

======================= LORD ABBETT TEXAS TAX FREE FUND ========================

Nothing to Report

===================== LORD ABBETT WASHINGTON TAX FREE FUND =====================

Nothing to Report

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and
Chairman

Date: August 24, 2007